BALANCE SHEET (Unaudited) (USD $)	Jun. 30, 2013	Sep. 30, 2012
CURRENT ASSETS
Cash	$ 3,653	$ 923
Total Current Assets	3,653	923
TOTAL ASSETS	3,653	923
LIABILITIES AND STOCKHOLDERS EQUITY
Total Current Liabilities	0	0
Total Liabilities	0	0
STOCKHOLDERS EQUITY (DEFICIT)
Common Stock ($.0001 par value) 500,000,000 shares authorized; 10,000 shares issued and outstanding as of September 30, 2012 ($0.001 par value) and 50,010,000 shares authorized and outstanding June 30, 2013	5,001	10
Additional Paid in capital	15,089	80
Contributed Capital	387,926	168,023
Retained Earnings (Deficit) accumulated during the development stage	(404,363)	(167,190)
Total Stockholders' Equity (Deficit)	3,653	923
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY (DEFICIT)	$ 3,653	$ 923